Equity-Based Compensation Information Related to Stock Options (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock options
Pretax expense for stock options	$ 7	$ 5	$ 11
After-tax expense for stock options	5	4	8
Proceeds from stock options exercised	95	71	157
Income tax benefit related to stock options exercised
Tax benefit classified in operating activities in the Consolidated Statements of Cash Flows	5	13	0
Excess tax benefit classified in financing activities in the Consolidated Statements of Cash Flows	13	33	0
Intrinsic value of stock options exercised	60	62	98
Total fair value of stock options vesting	7	5	11
Stock options exercised, shares	3,099	2,541	6,096
Non-vested stock option compensation expense not yet recognized	$ 12
Non-vested stock options weighted average period for total compensation expense to be recognized	1 year 10 months